Deferred grant income	12 Months Ended
Dec. 31, 2021
Deferred grant income
Deferred grant income
11.	Deferred grant income:

	December 31,	December 31,
	2021	2020
Deferred grant income	$–	$377,313
Less: current portion of deferred grant income	–	176,746
Long term portion of deferred grant income	$–	$200,567

The deferred grant income is due to the benefit of the interest rate concession as part of the Loan (see note 10(a)(iii)). As a result of the forgiveness of the Loan, all previously unamortized deferred grant income was recorded as forgiveness of loan payable in the consolidated statements of net loss and comprehensive loss.